Description of Business Description of Business (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]

(In millions)	Total Value
Assets acquired	$12,089
Liabilities assumed (1)	(11,611)
Noncontrolling interest	41
Net identifiable assets acquired	519
Goodwill	2,207
Total OpCo equity value	$2,726
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(1)	As part of the OpCo acquisition, we assumed $8.3 billion in financing obligations and $1.6 billion in long-term debt. See Note 10 and Note 12 for additional information.

Restructuring and Related Costs [Table Text Block]

	Accrued as of
(In millions)	December 31, 2016	September 30, 2017	October 6, 2017
Forbearance fees and other payments to creditors (1)	$970	$893	$870
Bank Guaranty Settlement (1)	734	765	765
Issuance of CEC common stock	2,936	4,507	4,405
Issuance of CEC Convertible Notes	1,600	2,240	2,172
VICI call right agreement	131	189	177
Payment of creditor expenses, settlement charges, and other fees (1)	195	182	182
Payment to CEOC	35	—	—
Total accrued	$6,601	$8,776	$8,571
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(1)	Amounts settled in cash on the Effective Date.

Schedule of Business Acquisitions by Acquisition, Consideration [Table Text Block]
Summary of CAC Merger and CEOC Emergence Transactions

(In millions)	CAC Merger	Restructuring Support Settlement	OpCo Acquisition	Total
Cash	$—	$2,787	$700	$3,487
CEC common stock (value)	2,894	3,435	1,774	8,103
CEC convertible notes (fair value)	—	2,172	—	2,172
Other consideration	—	177	—	177
Total consideration	$2,894	$8,571	$2,474	$13,939

CEC common stock (shares)	226	268	139	633